American Beacon Holland Large Cap Growth Fund

Supplement dated August 25, 2017
to the
Prospectus and Summary Prospectus dated April 28, 2017, as previously amended or supplemented

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a Meeting held on August 23, 2017, the Board of Trustees ("Board") of the American Beacon Funds (the "Trust") approved the termination of the investment advisory agreement among American Beacon Advisors, Inc. ("AmBeacon"), Holland Capital Management LLC ("Holland") and the American Beacon Funds (the "Trust"), on behalf of the American Beacon Holland Large Cap Growth Fund (the "Fund") and the approval of a new investment advisory agreement among AmBeacon, HS Management Partners, LLC ("HSMP") and the Trust, on behalf of the Fund. The agreement with Holland will be terminated on or about September 18, 2017 (the "Effective Date"). Immediately following the termination, the agreement with HSMP will become effective. The Board of the Trust also approved certain additional changes regarding the Fund, including: (i) a change to the Fund's name; (ii) a reduction in the Fund's investment sub-advisory fee; (iii) modifications to the Fund's principal investment strategies; and (iv) the elimination of the Fund's non-fundamental policy to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large market capitalization companies at the time of purchase. These additional changes will become effective on the Effective Date, except for the elimination of the Fund's 80% policy, which will become effective October 24, 2017.
Effective as of the Effective Date, the name of the Fund is changed to "American Beacon HSMP Quality Growth Fund", all references to American Beacon Holland Large Cap Growth Fund are deleted and replaced with "American Beacon HSMP Quality Growth Fund" and all references to Holland Capital Management LLC are deleted. In addition, the following changes are made as of the Effective Date:
I.	The "Fund Summaries – American Beacon Holland Large Cap Growth Fund" section is deleted in its entirety and replaced with the following:

(American Beacon HSMP Quality Growth Fund)
Investment Objective
The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 41 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 39 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers".

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (American Beacon HSMP Quality Growth Fund)	Class A		Class C	Class Y	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (American Beacon HSMP Quality Growth Fund)		Class A	Class C	Class Y	Institutional Class	Investor Class
Management Fees	[1],[2]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		0.30%	0.32%	0.23%	0.13%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	1.26%	2.03%	0.94%	0.84%	1.22%
[1]	The management fee has been restated to reflect a reduction in the contractual management fee.
[2]	The portion of the management fee paid to American Beacon Advisors, Inc. (the "Manager") previously attributable to investment advisory services was 0.05% and the portion of the management fee previously attributable to administrative services was 0.30%.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (American Beacon HSMP Quality Growth Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class C	306	637	1,093	2,358
Class Y	96	300	520	1,155
Institutional Class	86	268	466	1,037
Investor Class	124	387	670	1,477

Assuming no redemption of shares:
Expense Example, No Redemption - (American Beacon HSMP Quality Growth Fund)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	206	637	1,093	2,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in equity securities of large-capitalization growth companies. Until October 24, 2017, under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large market capitalization companies at the time of purchase. While the Fund will continue to invest primarily in equity securities, effective October 24, 2017, this 80% policy will be eliminated.

The Fund considers large market capitalization companies to be companies that have market capitalizations (stock market worth) within the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of approximately 1,000 of the largest U.S. companies based on total market capitalization. As of December 31, 2016, the market capitalizations of the companies in the Russell 1000 Index ranged from $395 million to $634.4 billion.

The Fund's sub-advisor, HS Management Partners, LLC ("HSMP") applies a focused, bottom-up, fundamental approach to growth equity portfolio management. The Fund will invest in a stock when HSMP believes that the company's fundamentals appear strong and are validated by HSMP's qualitative and quantitative analysis, and if HSMP finds the valuation of the company's shares attractive. HSMP generally seeks to identify for the Fund companies that HSMP believes have strong management teams, attractive business models, enduring competitive advantages, high free cash flow characteristics, broad geographic platforms, and/or strong, albeit reasonably attainable, earnings prospects. The Fund may invest in more established companies that HSMP has been familiar with for many years, as well as "up and coming" candidates that HSMP thinks meet its quality criteria. These types of "up and coming" companies include companies that HSMP believes to have substantial assets and promising new leadership, companies that HSMP believes have been freed of legacy issues, franchises moving from niche markets to mainstream, and/or companies with exciting new products and/or services.

Equity securities in which the Fund may invest include common stocks, American Depositary Receipts ("ADRs") and U.S. dollar denominated foreign stock traded on U.S. exchanges. The Fund invests primarily in U.S. companies, but may invest in foreign issuers that exhibit the characteristics mentioned above. The Fund typically will hold a focused portfolio of approximately 20 to 25 stocks, which could result in significant exposure to certain sectors, including the consumer discretionary, consumer staples and/or technology sectors.

The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

The Fund may fully or partially sell a stock position: (1) if HSMP loses confidence in a company's business model or its ability to realize its anticipated earnings stream; (2) if a stock no longer meets HSMP's valuation criteria based on HSMP's valuation tools and growth assumptions, or (3) if a better investment opportunity is identified.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Equity Investments Risk
Equity securities are subject to investment and market risk. The Fund's investments in equity securities may include common stocks, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

  Common Stock. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

  Depositary Receipts. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Fund's NAV and total return when compared to other diversified funds.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk
Futures contracts are derivative instruments in which one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

Market Risk
Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

  Consumer Discretionary and Consumer Staples Sectors Risk. The consumer discretionary and consumer staples sectors are particularly sensitive to changes in consumer spending and preferences. These sectors may also be affected by the regulation of various product components and production methods. In addition, companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

  Technology Sector Risk. To the extent the Fund invests in technology companies, it is particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles.

Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: i) borrowers of the Fund's securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund's ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index, which is the Fund's benchmark index.

The Investor Class, A Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Investor Shares, A Shares and Institutional Shares, respectively, of the Fund's predecessor. The performance of the Fund's Investor Class shown in the chart and table below represents the returns achieved by the Investor Shares of the Fund's predecessor from January 1, 2007 to March 23, 2012, and the performance of the Investor Class shares from March 23, 2012 through December 31, 2016. The table also shows the performance of the A Class, Institutional Class, C Class and Y Class shares of the Fund. The performance shown for the A Class and Institutional Class shares of the Fund represents: (1) the returns achieved by the Investor Shares of the Fund's predecessor from January 1, 2007 to February 1, 2010 and March 1, 2010, the inception dates of the predecessor Fund's A Shares and Institutional Shares, respectively; (2) the performance of the predecessor Fund's A Shares and Institutional Shares from inception to March 23, 2012; and (3) the performance of the Fund's A Class and Institutional Class shares from March 23, 2012 through December 31, 2016. Returns shown for the Fund's C Class and Y Class shares represent the returns achieved by the Investor Shares of the predecessor Fund from January 1, 2007 through March 23, 2012 and the performance of the C Class and Y Class shares respectively, from March 23, 2012 through December 31, 2016. In each case, the newer share classes would have had similar annual returns to the predecessor Fund's Investor Shares, A Shares and Institutional Shares because the shares of each class represent investments in the same portfolio securities. However, the older share classes had different expenses than the newer share classes, which would affect performance. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance information for the periods prior to September 18, 2017 is that of the Fund when it engaged a different sub-advisor under the name "American Beacon Holland Large Cap Growth Fund."

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return: 17.07% 2nd Quarter 2009 1/1/2007 through 12/31/2016 Lowest Quarterly Return: -21.57% 4th Quarter 2008 1/1/2007 through 12/31/2016
Average annual total returns for periods ended December 31, 2016
Average Annual Total Returns - (American Beacon HSMP Quality Growth Fund)	1 Year	5 Years	10 Years
Investor Class	1.87%	11.45%	7.22%
Investor Class | Returns After Taxes on Distributions	1.26%	9.70%	6.24%
Investor Class | Returns After Taxes on Distributions and Sales of Fund Shares	1.58%	9.07%	5.82%
Class A	1.85%	11.35%	7.17%
Class C	1.10%	10.55%	6.79%
Class Y	2.22%	11.70%	7.37%
Institutional Class	2.25%	11.84%	7.44%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.